Loss Per Share - Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock options [Member]
Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share [Line Items]
Stock options	3,218,989	3,335,989